Loss from operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Impairment of financial asset			£ 79
Impairment of commission paid in advance on ELOC	373
Provision against future loss on loan agreement
Fees payable to the Company’s auditor for the audit of the parent Company financial statements	80	90	127
Fees payable to the Company’s auditor for the audits of the subsidiary financial statements	60	60	58
- Audit related services	35		131
- Audit	16	21
- Audit related services	69	110	32
Foreign exchange (gain)/loss	343	(93)	164
Loss on disposal of property, plant and equipment	29	4	2
Equity settled share-based payment – employee schemes	170	283	28
Research and development [member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment	44	110	135
Depreciation of right of use asset	102	99	113
Amortisation of intangible assets - software	1	1	3
Administrative costs [member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment	8	7	8
Depreciation of right of use asset	34	36	24
Amortisation of intangible assets - software		£ 1